ACQUISITIONS AND INTANGIBLES - Narrative (Details) - USD ($) $ in Thousands								1 Months Ended					12 Months Ended
	Dec. 01, 2020	Nov. 01, 2020	May 15, 2020	Feb. 14, 2020	Jan. 13, 2020	Nov. 29, 2019	Nov. 27, 2019	May 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	May 31, 2020	Sep. 01, 2019
Business Acquisition [Line Items]
Principal payment terms of the Replacement Note			$ 800					$ 1,700	$ 328	$ 500
Amortization Expense													$ 472	$ 75
Littleton Professional Reading
Business Acquisition [Line Items]
Cash consideration												$ 700
Purchase Consideration paid													$ 234	466
Percentage of ownership previously acquired as on date of Acquisition															15.00%
Velocity
Business Acquisition [Line Items]
Percentage of ownership acquired													100.00%			65.00%
Clever
Business Acquisition [Line Items]
Percentage of ownership acquired													35.00%
Neuro-Pro Monitoring
Business Acquisition [Line Items]
Cash consideration											$ 7,691
Purchase Consideration paid				$ 530
Consideration funded through Promissory Note	$ 700	$ 1,000		6,000		$ 6,000							$ 1,000
Common stock issued													500,000
Common shares, at fair value														540
Consideration funded through Replacement Note				$ 7,200
Expenses incurred for the amendment										$ 100
Payment of amendment charges for notes		$ 1,000			$ 6,000						$ 6,000
Gain on settlement of Replacement Note													$ 188
Amortization Expense													$ (547)	$ (75)
Neuro Pro Monitoring
Business Acquisition [Line Items]
Payment of amendment charges for notes							$ 6,000